Treasury risk management - Summary of Currency Derivatives Outstanding (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	661	1,585
EUR
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	18	1,014
GBP
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	560	404
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	242	306
SEK
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	72	87
CAD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	109	194
SGD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	62	68
Others
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	206	260